Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation	¥ 401,484	¥ 475,771	¥ 678,686
Cost Of Revenues [Member]
Share-based compensation	14,195	17,941	18,449
Research And Development [Member]
Share-based compensation	88,797	139,571	175,870
Sales And Marketing [Member]
Share-based compensation	38,432	70,821	158,902
General And Administrative [Member]
Share-based compensation	¥ 260,060	¥ 247,438	¥ 325,465